Bank Loans (Details) - Schedule of the Bank Loans $ in Thousands	Jun. 30, 2024 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2025	$ 35,907
2026	229
2027	687
2028	1,030
2029	1,145
Thereafter	6,069
Total	$ 45,067